(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2025
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

30. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2023	31, 2024	31, 2025	31, 2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Numerator:

Loss from continuing operations	(144,277)	(73,642)	(408,916)	(58,474)
Gain from discontinued operations, net	156,853	—	—	—
Net loss attributable to noncontrolling interest	(7,427)	(218)	(6,470)	(925)
Net (loss) income attributable to The9 Limited ordinary shareholders	20,003	(73,424)	(402,446)	(57,549)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	1,010,895	1,403,166	2,273,782	2,273,782

Net (loss) income attributable to The9 Limited ordinary shareholders per share
- Continuing operations – basic and diluted	(0.14)	(0.05)	(0.18)	(0.03)
- Discontinued operations – basic and diluted	0.16	—	—	—
- Total – basic and diluted	0.02	(0.05)	(0.18)	(0.03)

Potential ordinary shares, including warrants, convertible notes, unvested shares and contingently redeemable shares, were excluded from diluted net income (loss) per share for the years presented as their effect would have been antidilutive.

For the years ended December 31, 2023, 2024 and 2025, such excluded potential ordinary shares included warrants to purchase approximately 374,340,730, 120,000,000, and 563,772,000 ordinary shares; unvested shares of approximately 147,357,493, 73,650,000, and 649,200,000; and contingently redeemable shares of approximately nil, 1,959,339,839, and 797,062,785, respectively. The number of shares issuable upon conversion of the Group’s convertible notes is variable and depends on the Group’s share price in accordance with the applicable contractual terms.

As of December 31, 2025, the Group had approximately 563,772,000 Class A ordinary shares reserved for issuance upon the exercise of outstanding warrants. Convertible notes that may result in the issuance of additional ordinary shares are disclosed above.